Financial instruments and risk management (Details 8) - Interest rate risk [member] - BRL (R$) R$ in Millions	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Cash, equivalents and financial investments	R$ 16,818	R$ 19,161
Derivatives	97	1,398
Leniency agreement	636	1,016
Borrowings and debentures	53,767	42,742
Braskem Idesa borrowings	15,526	11,710
CDI [Member]
IfrsStatementLineItems [Line Items]
Cash, equivalents and financial investments	5,259	12,007
Derivatives	24	577
Leniency agreement	636	1,016
Borrowings and debentures	3,064	3,877
Fixed [Member]
IfrsStatementLineItems [Line Items]
Cash, equivalents and financial investments	11,559	7,154
Borrowings and debentures	44,313	32,058
Braskem Idesa borrowings	12,943	10,319
IPCA [Member]
IfrsStatementLineItems [Line Items]
Derivatives	49	808
Borrowings and debentures	1,129	1,203
SOFR [Member]
IfrsStatementLineItems [Line Items]
Derivatives	24	13
Borrowings and debentures	5,261	5,604
Braskem Idesa borrowings	R$ 2,583	R$ 1,391